BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Core V.I. Fund

(the “Fund”)

Supplement dated March 28, 2017 to the Prospectus dated May 1, 2016, as amended or supplemented to date

Effective March 29, 2017, the following changes are made to the Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Large Cap Core V.I. Fund — Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.
Todd Burnside	2017	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Peter Stournaras, CFA, and Todd Burnside are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund and BlackRock Large Cap Value V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Large Cap Core V.I. Fund and BlackRock Large Cap Value V.I. Fund

Each Fund is managed by Peter Stournaras, CFA, and Todd Burnside who are jointly and primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Peter Stournaras, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2010	Managing Director of BlackRock, Inc. since 2010; Director at Northern Trust Company from 2006 to 2010; Portfolio Manager at Smith Barney/Legg Mason from 2005 to 2006; Director at Citigroup Asset Management from 1998 to 2005.
Todd Burnside	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2017	Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2008 to 2015.

Shareholders should retain this Supplement for future reference.

PRO-VARLCC-0317SUP

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